Derivative instruments - Cash Flow Hedges Schedule Footnote (Details) - Cash flow hedging - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	$ (19,732)	$ (10,775)	$ 6,939
Cross-currency interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	(10,913)	(8,727)	8,564
Cross currency interest rate contract and ESG principal only swap
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	(12,927)	(8,727)	8,564
Cross currency interest rate contract and ESG principal only swap | Net interest expense and other financing results
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	(1,933)	(4,639)	(3,828)
Cross currency interest rate contract and ESG principal only swap | Loss (gain) from derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	(6)	5,907	0
Cross currency interest rate contract and ESG principal only swap | Foreign currency exchange results
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	$ (10,988)	$ (9,995)	$ 12,392